Document and Entity Information	Oct. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001649094
Document Type	8-K
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	Vaxcyte, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	01-39323
Entity Tax Identification Number	46-4233385
Entity Address, Address Line One	825 Industrial Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	(650)
Local Phone Number	837-0111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PCVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false